Consolidated Statement of Comprehensive Income (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Statement Of Comprehensive Income [Line Items]
Change of the foreign exchange rate of the Swiss franc against the US dollar	9.00%
Change of the foreign exchange rate of the euro against the US dollar	9.00%
Gains / (losses) on defined benefit plans, before tax	$ (327)
Major plans
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	(323)
Swiss pension plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	(276)
Additional employer contributions paid to employees retirement assets	235
UK pension plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (61)
UBS AG
Statement Of Comprehensive Income [Line Items]
Change of the foreign exchange rate of the Swiss franc against the US dollar	9.00%
Change of the foreign exchange rate of the euro against the US dollar	9.00%
Gains / (losses) on defined benefit plans, before tax	$ (222)
UBS AG | Major plans
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	(219)
UBS AG | Swiss pension plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	(172)
Additional employer contributions paid to employees retirement assets	143
UBS AG | UK pension plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (61)